Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Operating leases, rent expense, net	$ 216	$ 233	$ 301
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	183
2016	159
2017	151
2018	112
2019	88
After 2019	$ 774